Note 2 - Principles Of Consolidation, Acounting policies and measurement bases applied and recent IFRS pronouncements - GPI Argentina (Details)	Dec. 31, 2019	Dec. 31, 2018
Principles Of Consolidations Accounting Policies And Measurement Basis And Recent IFRS Pronouncements
Level Of Price Index	285	184
Average Level Of Price Index	233	152
Inflation Of The Period	55.00%	48.00%